Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2022
Statement [LineItems]
Summary of Maximum Exposure to Credit Risk
The maximum exposure to credit risk of the Group’s financial instruments without considering value of collaterals as at December 31, 2021 and 2022, are as follows:

(in millions of Korean won)	December 31, 2021		December 31, 2022
Cash and cash equivalents (except for cash on hand)	￦	2,989,713	￦	2,437,629
Trade and other receivables
Financial assets at amortized costs		5,687,103		7,459,994
Financial assets at fair value through other comprehensive income		491,713		129,124
Contract assets		745,085		802,253
Other financial assets
Derivatives financial assets for hedging		99,453		190,830
Financial assets at fair value through profit or loss		862,481		942,274
Financial assets at fair value through other comprehensive income		94,750		5,432
Financial assets at amortized costs		608,389		1,060,058

Total	￦	11,578,687	￦	13,027,594

Summary of Contractual Undiscounted Cash Flows	These amounts are contractual undiscounted cash flows and can differ from the amount in the consolidated financial statements.

	December 31, 2021
(in millions of Korean won)	Less than 1 year		1-5 years		More than 5 years		Total
Trade and other payables	￦	6,698,783	￦	1,232,468	￦	159,647	￦	8,090,898
Borrowings(including debentures)		1,927,456		5,635,558		2,275,557		9,838,571
Lease liabilities		388,226		484,476		427,860		1,300,562
Other non-derivative financial liabilities		1,473		206,749		100,900		309,122
Financial guarantee contracts 1		71,697		—		—		71,697

Total	￦	9,087,635	￦	7,559,251	￦	2,963,964	￦	19,610,850

1
It is total amount guaranteed by the Group according to guarantee contracts. Cash flow from financial guarantee contracts is classified as the maturity group in the earliest period when the financial guarantee contracts can be executed.

	December 31, 2022
(in millions of Korean won)	Less than 1 year		1-5 years		More than 5 years		Total
Trade and other payables	￦	7,386,703	￦	1,009,559	￦	86,848	￦	8,483,110
Borrowings(including debentures)		2,028,207		6,972,077		2,016,472		11,016,756
Lease liabilities		313,162		615,766		407,833		1,336,761
Other non-derivative financial liabilities		33,279		209,155		93,744		336,178
Financial guarantee contracts 1		21,618		—		4,588		26,206

Total	￦	9,782,969	￦	8,806,557	￦	2,609,485	￦	21,199,011

1
It is total amount guaranteed by the Group according to guarantee contracts. Cash flow from financial guarantee contracts is classified as the maturity group in the earliest period when the financial guarantee contracts can be executed.

Summary of Cash Outflow and Inflow of Derivatives Settled Gross or Net are Undiscounted Contractual Cash Flow
At the end of the reporting period, the cash outflows and inflows by maturity of the Group’s derivatives held for trading and gross-settled derivatives are as follows:

	December 31, 2020
( i n millions of Korean won)	Less than 1 year		1-5 years		More than 5 years		Total
Derivatives settled gross 2
Outflow	￦	248,300	￦	2,179,046	￦	498,619	￦	2,925,965
Inflow		249,301		2,074,747		480,570		2,804,618

	December 31, 2021
(in millions of Korean won )	Less than 1 year		1-5 years		More than 5 years		Total
Derivatives held for trading 1
Outflows	￦	—	￦	158,284	￦	—	￦	158,284
Derivatives settled gross 2
Outflows	￦	843,489	￦	1,857,942	￦	377,302	￦	3,078,733
Inflows		856,508		1,917,236		394,134		3,167,878

	December 31, 2022
(in millions of Korean won)	Less than 1 year		1-5 years		More than 5 years		Total
Derivatives held for trading 1
Outflows	￦	—	￦	101,994	￦	930	￦	102,924
Derivatives settled gross 2
Outflows	￦	472,005	￦	2,493,858	￦	28,786	￦	2,994,649
Inflows		550,478		2,670,002		37,873		3,258,353

1
During the year ended December 31, 2022, derivative liabilities held-for-trading are classified under the ‘more than one year to less than five years’ category as they are relevant to the fair value of derivatives liabilities related to shareholder-to-share contracts (Note 20).

As these derivatives held-for-trading are managed based on net fair value, their contractual maturities are not necessarily taking into consideration to understand the timing of cash flows.
2	Cash outflow and inflow of gross-settled derivatives are undiscounted contractual cash flow and may differ from the amount in the consolidated statement of financial position.

Summary of Debt-to-equity Ratios
The debt-to-equity ratios as at December 31, 2021 and 2022, are as follows:

(in millions of Korean won)	December 31, 2021		December 31, 2022
Total liabilities	￦	20,592,180	￦	22,577,114
Total equity		16,567,161		18,412,696
Debt-to-equity ratio		124%		123%
The Group manages capital on the basis of the gearing ratio. This ratio is calculated as net debt divided by total capital. Net debt is calculated as total borrowings less cash and cash equivalents. Total capital is calculated as ‘equity’ in the statement of financial position plus net debt.
The gearing ratios as at December 31, 2021 and 2022, are as follows:

(in millions of Korean won, %)	December 31, 2021		December 31, 2022
Total borrowings	￦	8,437,703	￦	10,006,685
Less: cash and cash equivalents		(3,019,592)		(2,449,062)

Net debt		5,418,111		7,557,623
Total equity		16,567,161		18,412,696
Total capital		21,985,272		25,970,319
Gearing ratio		25%		29%

Summary of Group's Recognized Financial Assets Subject to Enforceable Master Netting Arrangements or Similar Agreements
Details of the Group’s recognized financial assets subject to enforceable master netting arrangements or similar agreements are as follows:

(In millions of Korean won)	December 31, 2021
	Gross assets		Gross liabilities offset		Net amounts presented in the statement of financial position		Amounts not offset			Net amount
							Financial instruments	Cash collateral
Trade receivables	￦	79,102	￦	—	￦	79,102	￦ (65,592)	￦	—	￦	13,510

(in millions of Korean won)	December 31, 2022
	Gross assets		Gross liabilities offset		Net amounts presented in the statement of financial position		Amounts not offset				Net amount
							Financial instruments		Cash collateral
Trade receivables	￦	60,512	￦	—	￦	60,512	￦	(44,518)	￦	—	￦	15,994
Other financial assets		764		(764)		—		—		—		—

Total	￦	61,276	￦	(764)	￦	65,012	￦	(44,518)	￦	—	￦	15,994

Summary of Group's Recognized Financial Liabilities Subject to Enforceable Master Netting Arrangements or Similar Agreements
The Group’s recognized financial liabilities subject to enforceable master netting arrangements or similar agreements are as follows:

(in millions of Korean won)	December 31, 2021
	Gross liabilities		Gross assets offset		Net amounts presented in the statement of financial position		Amounts not offset				Net amount
							Financial instruments		Cash collateral
Trade payables	￦	69,944	￦	—	￦	69,944	￦	(65,592)	￦	—	￦	4,352

Total	￦	69,944	￦	—	￦	69,955	￦	(65,592)	￦	—	￦	4,352

(in millions of Korean won)	December 31, 2022
	Gross liabilities		Gross assets offset		Net amounts presented in the statement of financial position		Amounts not offset				Net amount
							Financial instruments		Cash collateral
Trade payables	￦	47,271	￦	(764)	￦	46,507	￦	(44,518)	￦	—	￦	1,989

Total	￦	47,271	￦	(764)	￦	46,507	￦	(44,518)	￦	—	￦	1,989

Currency risk [Member]
Statement [LineItems]
Summary of Exposures to Risks, Effects on Profit before Income Tax and Shareholders' Equity
As at December 31, 2020, 2021 and 2022, if the foreign exchange rate had strengthened/weakened by 10% with all other variables held constant, the effects on profit before income tax and shareholders’ equity would have been as follows:

(in millions of Korean won)	Fluctuation of foreign exchange rate	Impact on profit before income tax 1		Impact on equity

2020.12.31	10%	￦	25,220	￦	36,961
	-10%		(25,220)		(36,961)
2021.12.31	10%	￦	(3,433)	￦	8,692
	-10%		3,433		(8,692)
2022.12.31	10%	￦	(5,841)	￦	(15,836)
	-10%		5,841		15,836

Summary of Details of Financial Assets and Liabilities in Foreign Currencies
Details of financial assets and liabilities in foreign currencies as at December 31, 2020, 2021 and 2022, are as follows:

(In thousands of foreign currencies)	2020		2021		2022
	Financial assets	Financial liabilities	Financial assets	Financial liabilities	Financial assets	Financial liabilities
USD	400,046	1,937,935	245,759	2,302,642	106,426	2,336,607
SDR 1	255	728	255	722	255	722
JPY	209,376	46,000,009	29,227	30,000,763	32,801	400,002
GBP	—	—	—	1,005	30	83
EUR	316	162	3,943	10,801	185	7,832
CNY	458	491	—	—	—	—
RWF 2	646	—	586	—	15,521	13,025
THB 3	535	—	2,160	—	265	—
MMK 4	—	—	—	—	—	—
TZS 5	1,019	—	1,644	—	1,464	—
BWP 6	212	—	93	—	183	—
HKD 7	—	198	—	105	37	—
BDT 8	—	—	—	—	—	—
PLN 9	26	—	—	—	—	—
VND 10	242,370	—	257,895	—	280,226	—
XAF 11	16,229	—	—	—	—	—
SGD 12	6	284,000	13	284,000	448	284,000
TWD 13	—	—	—	226	—	—
CHF 14	—	—	—	161	—	—
MYR 15	—	—	—	—	1	—
BGN 16	—	—	—	—	62	—

1	Special Drawing Rights.
2	Rwanda Franc.
3	Thailand Bhat.
4	Myanmar Kyat.
5	Tanzanian Shilling.
6	Botswana Pula.
7	Hong Kong Dollar.
8	Bangladesh Taka.
9	Polish Zloty.
10	Vietnam Dong.
11	Central African Franc.
12	Singapore Dollar.
13	Taiwan Dollar.
14	Swiss Franc.
15	Ringgit Malaysia.
16	Bulgarian Lev.

Equity price risk [Member]
Statement [LineItems]
Summary of Exposures to Risks, Effects on Profit before Income Tax and Shareholders' Equity
As at December 31, 2020, 2021 and 2022, the Group is exposed to equity securities price risk because the securities held by the Group are traded in active markets. If the market prices had increased/decreased by 10% with all other variables held constant, the effects on profit before income tax and equity would have been as follows:

(in millions of Korean won)	Fluctuation of price	Impact on profit before income tax		Impact on equity

2020.12.31	10%	￦	2,811	￦	3,472
	-10%		(2,811)		(3,472)
2021.12.31	10%	￦	2,000	￦	4,588
	-10%		(2,000)		(4,588)
2022.12.31	10%	￦	2,660	￦	113,948
	-10%		(2,660)		(113,948)

Interest rate risk [Member]
Statement [LineItems]
Summary of Exposures to Risks, Effects on Profit before Income Tax and Shareholders' Equity
As at December 31, 2020, 2021 and 2022, if the market interest rate had increased/decreased by 100 bp with other variables held constant, the effects on profit before income tax and shareholders’ equity would be as follows:

(in millions of Korean won)	Fluctuation of interest rate	Impact on profit before income tax		Impact on equity

2020.12.31	+ 100 bp	￦	973	￦	18,584
	- 100 bp		(973)		(19,377)
2021.12.31	+ 100 bp	￦	753	￦	5,549
	- 100 bp		(731)		(5,675)
2022.12.31	+ 100 bp	￦	635	￦	(2,045)
	- 100 bp		(669)		2,100